Cash and Investments - Schedule of Pledged Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Investment [Line Items]
Financial assets pledged as liabilities	$ 5,774.1	$ 5,703.6
Regulatory deposits
Investment [Line Items]
Financial assets pledged as liabilities	4,667.4	4,503.3
Security for reinsurance and other
Investment [Line Items]
Financial assets pledged as liabilities	$ 1,106.7	$ 1,200.3